RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Notes to Financial Statements
RELATED PARTY TRANSACTIONS

On June 12, 2015, the Company executed a consulting agreement with an entity with common ownership. No fees or repayments have occurred during the nine-month period September 30, 2018 and 2017, respectively.

The amount outstanding and payable as of September 30, 2018 and December 31, 2017, was $0 and $17,840,615, respectively. The amount was due on demand and did not accrue interest. The amounts under the agreement were cancelled and forgiven on May 31, 2018. The forgiveness was accounted for as an increase in additional paid in capital.

On April 30, 2017, the Company purchased $250,000 of secured debt that had been owed to a third party, by an operating subsidiary of a related party. As a result of the transaction, the Company is now the creditor on the notes. The first note in the amount of $150,000 is dated March 13, 2013, carries an interest rate of 12% and was due on September 13, 2015. The second note in the amount of $100,000 is dated July 17, 2013, carries an interest rate of 12% and was due January 17, 2016. Both notes are in default and have been fully impaired due to collectability uncertainty.

During the three month period ended September 30, 2018, the Company incurred royalty expense in the amount of $64,537 to a related entity formally consolidated as a variable interest entity. As of September 30, 2018 the company owed the related entity a total of $512,378 for unpaid royalties and advances.

On June 12, 2015, the Company executed a consulting agreement with an entity with common ownership. During 2017 and 2016, the Company incurred fees totaling $0 and $12,340,615, respectively, relating to services rendered under this agreement. The amount outstanding and payable as of December 31, 2017 and 2016, was $17,840,615 and $17,840,615, respectively. The amount is due on demand and does not accrue interest.

On January 1, 2016, the Company awarded stock options for 857,464 shares that were cashlessly exercised into 290,513 shares of Series A preferred stock or consulting efforts to an entity with common ownership. No stock options were awarded to related parties during 2017.

During 2015, equipment purchasing was paid by an affiliate resulting in a note payable. The balance of the note was $74,000 as of December 31, 2017 and 2016, respectively.

On April 30, 2017, the Company purchased $250,000 of secured debt that had been owed to that party, by an operating subsidiary of a related party. As a result of the transaction, the Company is now the creditor on the notes. The first note in the amount of $150,000 is dated March 13, 2013, carries an interest rate of 12% and was due on September 13, 2015. The second note in the amount of $100,000 is dated July 17, 2013, carries an interest rate of 12% and was due January 17, 2016. Both notes are in default and have been fully impaired due to collectability uncertainty. (see Note 9)

During July 2017, an officer of the Company advanced $50,000 to Quest. The advance is unsecured, non interest bearing and due on demand. (see Note 3)

On June 12, 2015, the Company executed a consulting agreement with an entity with common ownership. During 2017 and 2016, the Company incurred fees totaling $0 and $12,340,615, respectively, relating to services rendered under this agreement. The amount outstanding and payable as of December 31, 2017 and 2016, was $17,840,615 and $17,840,615, respectively. The amount is due on demand and does not accrue interest.